Disclosure on Individual Items of the Consolidated Financial Statements - Schedule of Issued and Outstanding Shares (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Issued and Outstanding Shares [Line Items]
Exercise of warrants	€ 4,794	€ 22,181
RSU [Member]
Schedule of Issued and Outstanding Shares [Line Items]
Outstanding as of Jan. 01	60,436	52,362
Exercise of warrants	5,213	2,469
Exercise of options		47
Share based compensation	29	26
Conversion from convertible note		922
Share subscription	9,324
Outstanding as of Jun. 30	75,002	55,826
Treasury shares	80	80
Issued and outstanding as of Jun. 30	€ 75,082	€ 55,906